Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000175155 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short-Term REIT ETF
Class Name	Nuveen Short-Term REIT ETF
Trading Symbol	NURE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Short-Term REIT ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Short-Term REIT ETF	$19	0.35%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 35,572,214
Holdings Count | Holding	30
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$35,572,214

Total number of portfolio holdings	30

Portfolio turnover (%)	8%

Holdings [Text Block]

C000264203 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Aggregate Bond ETF
Class Name	Nuveen International Aggregate Bond ETF
Trading Symbol	NXUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen International Aggregate Bond ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen International Aggregate Bond ETF	$4	0.07%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[2]
Net Assets	$ 3,873,744,935
Holdings Count | Holding	3,156
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$3,873,744,935

Total number of portfolio holdings	3,156

Portfolio turnover (%)	10%

Holdings [Text Block]

(1)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
C000276415 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen U.S. Infrastructure ETF
Class Name	Nuveen U.S. Infrastructure ETF
Trading Symbol	NUIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen U.S. Infrastructure ETF for the period of June 17, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen U.S. Infrastructure ETF	$29	0.57%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
Net Assets	$ 20,635,075
Holdings Count | Holding	34
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$20,635,075

Total number of portfolio holdings	34

Portfolio turnover (%)	1%

Holdings [Text Block]

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.